Property and equipment (FY)- Property and Equipment, at Cost (Details) - USD ($) $ in Millions		Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment			$ 3,223.0	$ 3,007.7
Less accumulated depreciation	[1]		1,949.4	1,716.4
Property and equipment, net		$ 1,266.6	1,273.6	1,291.3
Land and buildings
Property, Plant and Equipment [Line Items]
Property and equipment			184.7	200.0
Furniture
Property, Plant and Equipment [Line Items]
Property and equipment			70.4	71.9
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment	[1]		801.4	773.0
Computer software
Property, Plant and Equipment [Line Items]
Property and equipment			1,926.0	1,733.8
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment			$ 240.5	$ 229.0

[1]	Includes gross assets of $51.3 million and $50.4 million and accumulated depreciation of $21.2 million and $9.0 million related to capital lease assets as of December 31, 2016 and 2015, respectively.